Loan (PREMA LIFE PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
PREMA LIFE PTY. LTD. [Member]
Loan

NOTE 9 – LOAN

The loan represents 10 years loan facility from Queensland Rural and Industry Development Authority for an assistance under Queensland COVID-19 support loan program for the purpose to assist the Company to manage its working capital expenses.

The loan is secured under the Company’s present and future property of any kind, including all personal property bearing interest at rate 0% for the first 12 months and 2.50% for the remainder of the loan term. First repayment commencing from July 2021.

The increase in loan amount from $171,214 to $192,712 was attributable to the translation loss on foreign exchange as at December 31, 2020.

NOTE 9 – LOAN

The loan represents 10 years loan facility from Queensland Rural and Industry Development Authority for an assistance under Queensland COVID-19 support loan program for the purpose to assist the Company to manage its working capital expenses.

The loan is secured under the Company’s present and future property of any kind, including all personal property bearing interest at rate 0% for the first 12 months and 2.50% for the remainder of the loan term. First repayment commencing from July 2021.